Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
United States - Federal	$ (6.1)	$ (7.1)	$ (4.0)
United States - State	0	0	0.2
Foreign	158.3	108.6	83.4
Current income tax expense (benefit)	152.2	101.5	79.6
Deferred:
United States - Federal	(148.9)	0.1	(0.4)
United States - State	0	0	0
Foreign	21.3	2.8	(21.5)
Deferred income tax expense (benefit)	(127.6)	2.9	(21.9)
Income tax provision	$ 24.6	$ 104.4	$ 57.7